Fees and Expenses - SPARROW GROWTH FUND SUMMARY	Dec. 31, 2025
Class A C [Member]
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, sell and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and the examples below. You may qualify for sales charge discounts if you and or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional, in the section entitled “Sales Charge Reduction and Waivers” on page 13 of this prospectus, in the attached Appendix A and in the section entitled “Determination of Net Asset Value” on page 22 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase or redemption proceeds)	1.00%	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses [Table]
	Class A	Class C
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.50%	1.00%
Other Expenses	0.28%	0.28%
Total Annual Fund Operating Expenses	1.78%	2.28%

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

The Example below is intended to help you compare the cost of investing in the Fund’s Class A and Class C shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A and Class C shares for the time periods indicated and hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A and Class C operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class A	$745	$1,103	$1,484	$2,549
Class C	$231	$712	$1,220	$2,615

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2.25% of the average value of its portfolio.

Portfolio Turnover, Rate	2.25%
No Load [Member]
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund’s No-Load Class
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, sell and hold No-Load Class shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and the examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
No-Load Class
Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
No-Load Class
Management Fees	1.00%
Distribution (12b-1) Fees	NONE
Other Expenses	0.28%
Total Annual Fund Operating Expenses	1.28%

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

The Example below is intended to help you compare the cost of investing in the Fund’s No-Load Class with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s No-Load Class for the time periods indicated and hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s No-Load Class’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 year	3 years	5 years	10 years

$130	$406	$702	$1,545

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2.25% of the average value of its portfolio.

Portfolio Turnover, Rate	2.25%